Prospectus Supplement
dated December 19, 2000 to:
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PUTNAM VARIABLE TRUST                                      67875 12/2000

Prospectuses dated April 30, 2000

In the section entitled "Who manages the funds?," the paragraph immediately preceding the chart indicating the officers and advisor teams of Putnam Investment Management, LLC (Putnam Management) that have primary responsibility for the day-to-day management of the portfolios of the funds, and the chart entries with respect to Putnam VT International Growth Fund (to the extent that this prospectus otherwise offers that fund) are replaced with the following:

The following officers and advisor teams of Putnam Management have primary responsibility for the day-to-day management of the relevant fund's portfolio. Each officer's length of service to the relevant fund and the officer's experience as portfolio manager or investment analyst over at least the last five years are shown.

Manager                Since  Experience

Putnam VT International Growth Fund
Justin M. Scott        1996   1988-Present             Putnam Management
Managing Director

Omid Kamshad           1996   1996-Present             Putnam Management
Managing Director             Prior to January 1996    Lombard Odier
                                                       International

Paul C. Warren         1999   1997-Present             Putnam Management
Senior Vice President         Prior to May 1997        IDS Fund Management

Joshua L. Byrne        2000   1993-Present             Putnam Management
Senior Vice President

Stephen Oler           2000   1997-Present             Putnam Management
Senior Vice President         Prior to June 1997       Templeton Investments
                              Prior to March 1996      Baring Asset
                                                       Management Co.

Simon Davis            2000   2000-Present             Putnam Management
Senior Vice President         Prior to September 2000  Deutsche Asset
                                                       Management

40009                         HV-2843